iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Axon Enterprise, Inc.
(a)
..................... 79,227 $ 18,211,910
Huntington Ingalls Industries, Inc. .............. 138,094 32,731,040
L3Harris Technologies, Inc. .................. 165,344 31,549,289
RTX Corp. ............................. 673,779 54,899,513
137,391,752
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 279,939 22,968,995
Expeditors International of Washington, Inc. ....... 324,016 38,992,085
FedEx Corp. ............................ 54,927 14,216,755
United Parcel Service, Inc. , Class B ............ 140,637 21,321,976
97,499,811
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 216,600 17,943,144
a
Automobiles  —  1 .8%
Rivian Automotive, Inc. , Class A
(b)
.............. 745,355 12,492,150
Tesla, Inc.
(a)
............................. 902,415 216,651,793
229,143,943
a
Banks  —  2 .6%
Bank of America Corp. ..................... 2,176,130 66,350,204
Citigroup, Inc. ........................... 778,963 35,910,194
Huntington Bancshares, Inc. ................. 1,466,664 16,514,637
JPMorgan Chase & Co. .................... 917,363 143,182,017
PNC Financial Services Group, Inc. (The) ........ 237,935 31,873,772
Regions Financial Corp. .................... 924,637 15,422,945
Truist Financial Corp. ...................... 426,066 13,693,761
U.S. Bancorp ........................... 352,923 13,453,425
336,400,955
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 1,962,244 114,673,539
Keurig Dr Pepper, Inc. ..................... 690,180 21,788,983
Molson Coors Beverage Co. , Class B ........... 328,741 20,230,721
PepsiCo, Inc. ........................... 580,325 97,662,894
254,356,137
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 424,566 60,453,953
Alnylam Pharmaceuticals, Inc.
(a)
............... 76,358 12,847,233
Amgen, Inc. ............................ 212,577 57,319,262
Biogen, Inc.
(a)
........................... 81,562 19,092,033
Gilead Sciences, Inc. ...................... 895,338 68,582,891
Regeneron Pharmaceuticals, Inc.
(a) (b)
............ 36,075 29,718,946
Vertex Pharmaceuticals, Inc.
(a)
................ 80,285 28,485,921
276,500,239
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 2,858,971 417,667,073
MercadoLibre, Inc.
(a)
....................... 15,604 25,285,658
442,952,731
a
Building Products  —  1 .1%
Carrier Global Corp. ....................... 441,911 22,961,696
Fortune Brands Innovations, Inc. .............. 326,034 22,310,507
Johnson Controls International PLC ............ 283,380 14,962,464
Lennox International, Inc. ................... 58,112 23,631,826
Owens Corning .......................... 96,547 13,089,842
Trane Technologies PLC .................... 219,393 49,453,376
146,409,711
a
Security Shares Value
a
Capital Markets  —  2 .9%
Bank of New York Mellon Corp. (The) ........... 741,742 $ 35,840,973
BlackRock, Inc.
(c)
......................... 28,415 21,346,201
Cboe Global Markets, Inc. ................... 71,380 13,004,722
Charles Schwab Corp. (The) ................. 381,260 23,378,863
FactSet Research Systems, Inc. ............... 57,450 26,051,277
Goldman Sachs Group, Inc. (The) ............. 131,678 44,973,304
Moody's Corp. ........................... 105,927 38,659,118
Morgan Stanley .......................... 648,502 51,452,149
Nasdaq, Inc. ............................ 332,695 18,577,689
Northern Trust Corp. ....................... 166,369 13,184,743
S&P Global, Inc. ......................... 155,744 64,763,028
State Street Corp. ........................ 200,499 14,600,337
365,832,404
a
Chemicals  —  1 .6%
Dow, Inc. .............................. 479,000 24,788,250
DuPont de Nemours, Inc. ................... 176,838 12,650,990
Ecolab, Inc. ............................ 269,542 51,679,288
International Flavors & Fragrances, Inc. .......... 176,183 13,280,675
Linde PLC ............................. 122,700 50,769,579
LyondellBasell Industries NV , Class A ........... 228,013 21,684,036
PPG Industries, Inc. ....................... 155,374 22,061,554
Sherwin-Williams Co. (The) .................. 46,217 12,885,300
209,799,672
a
Commercial Services & Supplies  —  0 .3%
Veralto Corp.
(a)
.......................... 515,154 39,795,647
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 87,426 19,208,367
Cisco Systems, Inc. ....................... 1,389,872 67,242,007
Motorola Solutions, Inc. .................... 39,505 12,754,979
99,205,353
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 100,800 18,981,648
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 27,722 12,879,364
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 265,367 45,316,723
Capital One Financial Corp. .................. 117,770 13,150,198
Discover Financial Services .................. 264,225 24,572,925
Synchrony Financial ....................... 636,083 20,583,646
103,623,492
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 145,937 86,502,697
Dollar Tree, Inc.
(a)
......................... 109,160 13,491,085
Kroger Co. (The) ......................... 556,790 24,649,093
Target Corp. ............................ 217,680 29,127,761
153,770,636
a
Containers & Packaging  —  0 .4%
Avery Dennison Corp. ...................... 91,211 17,740,539
Ball Corp. .............................. 238,271 13,174,004
International Paper Co. ..................... 387,333 14,308,081
45,222,624
a
Distributors  —  0 .3%
LKQ Corp. ............................. 704,288 31,361,944
Pool Corp. ............................. 36,149 12,555,271
43,917,215
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 1,660,247 $ 27,510,293
Verizon Communications, Inc. ................ 1,570,081 60,181,205
87,691,498
a
Electric Utilities  —  0 .9%
Eversource Energy ....................... 643,826 38,249,703
Exelon Corp. ............................ 853,303 32,860,698
NextEra Energy, Inc. ...................... 788,966 46,162,401
117,272,802
a
Electrical Equipment  —  0 .2%
Eaton Corp. PLC ......................... 113,064 25,743,542
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 198,375 26,957,179
Trimble, Inc. ............................ 287,271 13,329,374
40,286,553
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 513,259 17,322,491
Schlumberger Ltd. ........................ 576,393 29,995,492
47,317,983
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 145,272 20,048,989
Netflix, Inc.
(a) (b)
........................... 118,920 56,364,512
Walt Disney Co. (The)
(a)
.................... 722,814 66,997,630
143,411,131
a
Financial Services  —  2 .8%
Berkshire Hathaway, Inc. , Class B
(a)
............ 124,249 44,729,640
Fidelity National Information Services, Inc. ........ 348,617 20,442,901
Fiserv, Inc.
(a) (b)
........................... 148,146 19,349,349
Mastercard, Inc. , Class A .................... 293,348 121,396,203
PayPal Holdings, Inc.
(a)
..................... 280,047 16,133,508
Visa, Inc. , Class A ........................ 536,786 137,782,230
359,833,831
a
Food Products  —  1 .6%
Archer-Daniels-Midland Co. .................. 274,118 20,210,720
Bunge Global SA ......................... 264,255 29,033,697
Campbell Soup Co. ....................... 309,824 12,448,728
Conagra Brands, Inc. ...................... 449,082 12,704,530
General Mills, Inc. ........................ 688,402 43,823,671
Hormel Foods Corp. ....................... 392,018 11,991,831
Kellanova .............................. 863,798 45,383,947
Kraft Heinz Co. (The) ...................... 602,124 21,140,574
McCormick & Co., Inc. , NVS ................. 192,276 12,465,253
209,202,951
a
Ground Transportation  —  0 .8%
JB Hunt Transport Services, Inc. .............. 94,816 17,566,560
Old Dominion Freight Line, Inc. ............... 49,706 19,338,616
Uber Technologies, Inc.
(a)
................... 611,546 34,478,964
Union Pacific Corp. ....................... 119,811 26,989,824
98,373,964
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 124,701 13,005,067
Cooper Companies, Inc. (The) ................ 66,920 22,546,687
Dexcom, Inc.
(a)
.......................... 115,814 13,378,833
Edwards Lifesciences Corp.
(a)
................ 566,245 38,340,449
Hologic, Inc.
(a)
........................... 175,523 12,514,790
IDEXX Laboratories, Inc.
(a) (b)
................. 83,575 38,930,907
Intuitive Surgical, Inc.
(a)
..................... 98,649 30,664,055
STERIS PLC ............................ 141,060 28,344,596
Stryker Corp. ........................... 43,622 12,926,507
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Teleflex, Inc. ............................ 58,767 $ 13,263,124
Zimmer Biomet Holdings, Inc. ................ 243,200 28,286,592
252,201,607
a
Health Care Providers & Services  —  3 .4%
Cencora, Inc. ........................... 165,431 33,643,702
Cigna Group (The) ........................ 154,672 40,660,175
CVS Health Corp. ........................ 225,935 15,352,283
Elevance Health, Inc. ...................... 97,388 46,696,572
HCA Healthcare, Inc. ...................... 57,519 14,407,359
Humana, Inc. ........................... 25,270 12,252,412
Laboratory Corp. of America Holdings ........... 81,798 17,742,804
McKesson Corp. ......................... 83,367 39,229,176
Molina Healthcare, Inc. ..................... 35,426 12,950,329
Quest Diagnostics, Inc. ..................... 110,050 15,102,162
UnitedHealth Group, Inc. .................... 329,851 182,397,708
430,434,682
a
Health Care REITs  —  0 .2%
Welltower, Inc. ........................... 319,855 28,499,081
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 70,611 12,308,203
a
Hotels, Restaurants & Leisure  —  1 .7%
Airbnb, Inc. , Class A
(a) (b)
..................... 97,293 12,291,998
Booking Holdings, Inc.
(a)
.................... 14,246 44,528,722
Caesars Entertainment, Inc. ................. 272,722 12,196,128
Chipotle Mexican Grill, Inc.
(a)
................. 7,907 17,413,191
Hilton Worldwide Holdings, Inc. ............... 104,857 17,565,645
McDonald's Corp. ........................ 195,141 54,998,539
Starbucks Corp. .......................... 416,201 41,328,759
Vail Resorts, Inc. ......................... 76,703 16,668,329
216,991,311
a
Household Durables  —  0 .1%
DR Horton, Inc. .......................... 98,280 12,547,408
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 301,178 29,102,830
Clorox Co. (The) ......................... 92,093 13,201,532
Kimberly-Clark Corp. ...................... 291,112 36,019,288
Procter & Gamble Co. (The) ................. 752,026 115,451,031
193,774,681
a
Industrial Conglomerates  —  1 .1%
3M Co. ................................ 422,300 41,837,261
General Electric Co. ....................... 322,287 39,254,557
Honeywell International, Inc. ................. 275,570 53,989,674
135,081,492
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 207,728 23,874,179
a
Insurance  —  2 .2%
Allstate Corp. (The) ....................... 93,724 12,921,728
Assurant, Inc. ........................... 71,355 11,989,067
Chubb Ltd. ............................. 64,507 14,799,841
Hartford Financial Services Group, Inc. (The) ...... 165,316 12,921,098
Marsh & McLennan Companies, Inc. ............ 151,335 30,179,226
MetLife, Inc. ............................ 507,969 32,322,067
Progressive Corp. (The) .................... 290,322 47,621,518
Prudential Financial, Inc. .................... 719,173 70,320,736
Travelers Companies, Inc. (The) ............... 213,659 38,591,089
Willis Towers Watson PLC ................... 36,205 8,917,291
280,583,661
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services  —  5 .2%
Alphabet, Inc. , Class A
(a)
.................... 765,215 $ 101,413,944
Alphabet, Inc. , Class C , NVS
(a)
................ 2,651,353 355,069,194
Meta Platforms, Inc. , Class A
(a)
................ 642,156 210,081,335
666,564,473
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 201,119 67,000,784
Akamai Technologies, Inc.
(a)
.................. 112,211 12,963,737
Gartner, Inc.
(a)
........................... 53,525 23,274,811
International Business Machines Corp. .......... 425,413 67,453,485
MongoDB, Inc. , Class A
(a)
................... 38,246 15,900,392
Snowflake, Inc. , Class A
(b)
................... 93,086 17,470,380
Twilio, Inc. , Class A ....................... 198,316 12,827,079
216,890,668
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 346,602 16,085,799
a
Life Sciences Tools & Services  —  1 .6%
Agilent Technologies, Inc. ................... 120,332 15,378,429
Avantor, Inc. ............................ 649,127 13,748,510
Danaher Corp. .......................... 314,499 70,230,772
IQVIA Holdings, Inc.
(a)
...................... 115,125 24,648,262
Mettler-Toledo International, Inc.
(a)
............. 12,016 13,120,631
Thermo Fisher Scientific, Inc. ................. 64,901 32,175,320
Waters Corp.
(a)
.......................... 65,254 18,310,925
West Pharmaceutical Services, Inc. ............ 47,372 16,616,203
204,229,052
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 136,687 34,270,165
CNH Industrial N.V. ....................... 2,188,027 23,499,410
Cummins, Inc. ........................... 139,037 31,166,534
Deere & Co. ............................ 93,065 33,913,817
Dover Corp. ............................ 91,303 12,888,331
Fortive Corp. ............................ 186,454 12,861,597
IDEX Corp. ............................. 64,481 13,004,528
Ingersoll Rand, Inc. ....................... 181,883 12,991,903
Pentair PLC ............................ 628,060 40,534,992
Xylem, Inc. ............................. 217,785 22,895,737
238,027,014
a
Media  —  0 .7%
Charter Communications, Inc. , Class A
(a)
......... 30,552 12,224,772
Comcast Corp. , Class A .................... 995,580 41,704,846
Fox Corp. , Class B ........................ 440,659 12,188,628
Interpublic Group of Companies, Inc. (The) ....... 416,507 12,803,425
Paramount Global , Class B , NVS
(b)
............. 905,876 13,017,438
91,939,109
a
Metals & Mining  —  0 .5%
Freeport-McMoRan, Inc. .................... 344,312 12,849,724
Newmont Corp. .......................... 480,422 19,308,160
Nucor Corp. ............................ 120,563 20,492,093
Steel Dynamics, Inc. ....................... 112,811 13,439,175
66,089,152
a
Multi-Utilities  —  0 .9%
CMS Energy Corp. ........................ 451,182 25,609,090
Consolidated Edison, Inc. ................... 190,638 17,178,390
Public Service Enterprise Group, Inc. ........... 1,111,776 69,408,176
112,195,656
a
Oil, Gas & Consumable Fuels  —  4 .0%
Cheniere Energy, Inc. ...................... 162,445 29,589,357
Chevron Corp. ........................... 598,294 85,915,019
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips .......................... 488,944 $ 56,507,258
EQT Corp. ............................. 314,767 12,578,089
Exxon Mobil Corp. ........................ 839,338 86,233,586
Hess Corp. ............................. 391,965 55,094,601
Kinder Morgan, Inc. , Class P ................. 1,902,330 33,423,938
Occidental Petroleum Corp. .................. 206,395 12,208,264
ONEOK, Inc. ............................ 472,193 32,510,488
Ovintiv, Inc. ............................. 467,400 20,724,516
Phillips 66 .............................. 173,953 22,420,802
Pioneer Natural Resources Co. ............... 108,322 25,091,708
Targa Resources Corp. ..................... 275,834 24,949,185
Valero Energy Corp. ....................... 101,172 12,682,922
509,929,733
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 561,811 27,742,227
Eli Lilly & Co. ........................... 265,289 156,796,411
Johnson & Johnson ....................... 668,508 103,391,447
Merck & Co., Inc. ......................... 748,869 76,744,095
Pfizer, Inc. ............................. 1,535,450 46,785,161
Zoetis, Inc. , Class A ....................... 335,713 59,310,416
470,769,757
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 354,921 81,603,436
Broadridge Financial Solutions, Inc. ............ 151,713 29,405,014
Ceridian HCM Holding, Inc. .................. 180,712 12,451,057
Paychex, Inc. ........................... 106,254 12,959,800
Paylocity Holding Corp.
(b)
................... 82,861 12,981,833
149,401,140
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 402,646 31,792,928
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 73,724 12,749,829
a
Semiconductors & Semiconductor Equipment  —  7 .6%
Advanced Micro Devices, Inc.
(a)
............... 535,357 64,863,854
Applied Materials, Inc. ..................... 442,410 66,264,170
Broadcom, Inc.
(b)
......................... 134,430 124,445,884
First Solar, Inc. .......................... 79,219 12,499,174
Intel Corp. ............................. 1,671,807 74,729,773
Lam Research Corp. ...................... 67,280 48,167,097
Marvell Technology, Inc. .................... 361,589 20,151,355
Micron Technology, Inc. ..................... 308,075 23,450,669
NVIDIA Corp. ........................... 806,333 377,121,944
NXP Semiconductors NV ................... 204,790 41,793,543
QUALCOMM, Inc. ........................ 249,197 32,158,873
Texas Instruments, Inc. ..................... 570,090 87,058,444
972,704,780
a
Software  —  12 .2%
Adobe, Inc.
(a)
............................ 180,895 110,528,654
ANSYS, Inc.
(a)
........................... 52,881 15,513,170
Atlassian Corp. , Class A
(b)
................... 69,726 13,314,180
Autodesk, Inc.
(a) (b)
......................... 202,335 44,196,035
Cadence Design Systems, Inc.
(a)
.............. 123,573 33,768,794
Fair Isaac Corp.
(a) (b)
....................... 12,002 13,053,375
Gen Digital, Inc. .......................... 606,967 13,401,831
HubSpot, Inc. ........................... 26,577 13,127,178
Intuit, Inc. .............................. 130,060 74,324,088
Microsoft Corp. .......................... 2,307,474 874,324,973
Oracle Corp. ............................ 502,548 58,401,103
Palo Alto Networks, Inc.
(a)
................... 112,116 33,084,310
PTC, Inc. .............................. 109,493 17,229,819

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Salesforce, Inc.
(a)
......................... 358,220 $ 90,235,618
ServiceNow, Inc.
(a)
........................ 75,333 51,658,851
Splunk, Inc. ............................ 136,296 20,654,296
Synopsys, Inc.
(a)
......................... 70,132 38,097,806
Workday, Inc. , Class A ..................... 142,764 38,649,070
1,553,563,151
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 221,981 46,345,193
Crown Castle, Inc. ........................ 428,680 50,275,590
Digital Realty Trust, Inc. .................... 173,809 24,121,213
Equinix, Inc. ............................ 67,151 54,728,737
Iron Mountain, Inc. ........................ 317,743 20,383,213
SBA Communications Corp. , Class A ............ 72,141 17,815,941
Weyerhaeuser Co. ........................ 511,873 16,047,219
229,717,106
a
Specialty Retail  —  2 .0%
AutoZone, Inc.
(a)
......................... 4,763 12,431,097
Best Buy Co., Inc. ........................ 350,947 24,896,180
Home Depot, Inc. (The) .................... 398,597 124,956,173
Lowe's Companies, Inc. .................... 216,400 43,026,812
TJX Companies, Inc. (The) .................. 175,453 15,459,164
Tractor Supply Co. ........................ 89,039 18,075,807
Ulta Beauty, Inc.
(a)
........................ 31,111 13,252,975
252,098,208
a
Technology Hardware, Storage & Peripherals  —  7 .8%
Apple, Inc. ............................. 4,777,415 907,469,979
Dell Technologies, Inc. , Class C ............... 172,013 13,050,626
Hewlett Packard Enterprise Co. ............... 1,850,336 31,289,182
HP, Inc. ............................... 450,840 13,227,646
Seagate Technology Holdings PLC ............. 163,756 12,953,100
Western Digital Corp.
(a) (b)
.................... 266,505 12,874,856
990,865,389
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 26,456 17,565,990
Lululemon Athletica, Inc.
(a)
................... 44,429 19,850,877
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Nike, Inc. , Class B ........................ 204,724 $ 22,574,916
59,991,783
a
Trading Companies & Distributors  —  0 .6%
Ferguson PLC ........................... 237,603 40,710,898
United Rentals, Inc. ....................... 26,922 12,815,411
WW Grainger, Inc. ........................ 31,427 24,707,593
78,233,902
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 112,161 14,787,306
Essential Utilities, Inc. ...................... 419,625 14,942,846
29,730,152
a
Total Long-Term Investments — 99.5%
(Cost: $ 12,044,730,175 ) .............................. 12,700,625,819
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 53,024,782 53,051,294
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(c) (d)
............................ 62,208,775 62,208,775
a
Total Short-Term Securities — 0.9%
(Cost: $ 115,248,790 ) ................................ 115,260,069
Total Investments — 100.4%
(Cost: $ 12,159,978,965 ) .............................. 12,815,885,888
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (54,364,427)
Net Assets — 100.0% ................................. $ 12,761,521,461
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 51,503,808  $ 1,552,819
(a)
$ —  $ (10,122) $ 4,789  $ 53,051,294  53,024,782  $ 31,529
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 68,480,952  —  (6,272,177)
(a)
—  —  62,208,775  62,208,775  657,541  —
BlackRock, Inc. .. 21,839,335  471,819  (2,482,521) 78,994  1,438,574  21,346,201  28,415  155,455  —
$ 68,872  $ 1,443,363
$ 136,606,270
$ 844,525  $ —

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 345 12/15/23 $ 78,949 $ 2,596,928
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,700,625,819 $ — $ — $ 12,700,625,819
Short-Term Securities
Money Market Funds ...................................... 115,260,069 — — 115,260,069
$ 12,815,885,888 $ — $ — $ 12,815,885,888
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,596,928 $ — $ — $ 2,596,928
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares